UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Fund

Fidelity Fund
Class K

March 31, 2011

1.799854.107

FID-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	169,240	$ 14,086
Fiat SpA	1,152,600	10,434
		24,520
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	1,444,900	53,389
Household Durables - 0.2%
PulteGroup, Inc. (a)	1,854,500	13,723
Media - 2.1%
The Walt Disney Co.	2,885,100	124,319
Specialty Retail - 1.7%
Lowe's Companies, Inc.	1,814,100	47,947
Tiffany & Co., Inc.	426,800	26,223
TJX Companies, Inc.	534,400	26,576
		100,746
Textiles, Apparel & Luxury Goods - 2.2%
Polo Ralph Lauren Corp. Class A	1,061,973	131,313
TOTAL CONSUMER DISCRETIONARY		448,010
CONSUMER STAPLES - 8.7%
Beverages - 2.8%
Dr Pepper Snapple Group, Inc.	957,600	35,584
Grupo Modelo SAB de CV Series C	5,021,100	30,020
The Coca-Cola Co.	1,516,300	100,607
		166,211
Food & Staples Retailing - 1.3%
Droga Raia SA	255,000	3,983
Walgreen Co.	1,842,500	73,958
		77,941
Food Products - 1.0%
Archer Daniels Midland Co.	1,653,700	59,550
Personal Products - 0.9%
Herbalife Ltd.	645,700	52,534
Tobacco - 2.7%
British American Tobacco PLC (United Kingdom)	382,100	15,316
Imperial Tobacco Group PLC	467,954	14,460
Japan Tobacco, Inc.	3,417	12,347
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	163,200	$ 15,506
Philip Morris International, Inc.	1,589,100	104,293
		161,922
TOTAL CONSUMER STAPLES		518,158
ENERGY - 16.3%
Energy Equipment & Services - 3.1%
Halliburton Co.	1,318,900	65,734
National Oilwell Varco, Inc.	1,003,500	79,547
Saipem SpA	291,530	15,491
Transocean Ltd. (a)	262,700	20,477
		181,249
Oil, Gas & Consumable Fuels - 13.2%
Anadarko Petroleum Corp.	482,700	39,543
Apache Corp.	393,600	51,530
Chevron Corp.	1,566,500	168,289
EV Energy Partners LP	287,900	15,469
Exxon Mobil Corp.	1,537,100	129,316
Gulfport Energy Corp. (a)	616,300	22,279
Marathon Oil Corp.	668,800	35,654
Occidental Petroleum Corp.	1,302,300	136,077
Royal Dutch Shell PLC Class B sponsored ADR	851,400	62,357
Southern Union Co.	973,400	27,859
Valero Energy Corp.	1,788,100	53,321
Williams Companies, Inc.	1,459,700	45,513
		787,207
TOTAL ENERGY		968,456
FINANCIALS - 15.3%
Capital Markets - 1.4%
Morgan Stanley	1,581,400	43,204
T. Rowe Price Group, Inc.	588,200	39,068
		82,272
Commercial Banks - 6.3%
Comerica, Inc.	1,099,900	40,388
HDFC Bank Ltd. sponsored ADR	60,500	10,281
KeyCorp	2,814,600	24,994
M&T Bank Corp.	326,000	28,841
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	4,168,600	$ 30,264
SunTrust Banks, Inc.	1,610,800	46,455
Webster Financial Corp.	292,800	6,275
Wells Fargo & Co.	4,961,100	157,267
Zions Bancorporation	1,289,051	29,726
		374,491
Consumer Finance - 0.8%
American Express Co.	1,139,092	51,487
Diversified Financial Services - 5.3%
Bank of America Corp.	3,515,200	46,858
Citigroup, Inc. (a)	31,240,300	138,082
JPMorgan Chase & Co.	2,801,300	129,140
		314,080
Real Estate Investment Trusts - 1.1%
ProLogis Trust	1,169,965	18,696
Weyerhaeuser Co.	1,823,831	44,866
		63,562
Real Estate Management & Development - 0.4%
The St. Joe Co. (a)(d)	870,731	21,829
TOTAL FINANCIALS		907,721
HEALTH CARE - 8.1%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	462,637	10,733
Biogen Idec, Inc. (a)	527,600	38,721
Incyte Corp. (a)(d)	523,900	8,304
Theravance, Inc. (a)	727,100	17,610
Vertex Pharmaceuticals, Inc. (a)	701,300	33,613
		108,981
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	281,000	27,906
Covidien PLC	1,062,400	55,181
William Demant Holding AS (a)	252,800	21,883
		104,970
Health Care Providers & Services - 0.8%
McKesson Corp.	618,400	48,885
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	709,700	31,780
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Covance, Inc. (a)	341,200	$ 18,670
QIAGEN NV (a)	1,247,200	25,006
		75,456
Pharmaceuticals - 2.4%
Auxilium Pharmaceuticals, Inc. (a)(d)	362,322	7,779
Elan Corp. PLC sponsored ADR (a)	2,959,296	20,360
Novo Nordisk AS Series B sponsored ADR	305,100	38,208
Perrigo Co.	604,000	48,030
Shire PLC	1,103,700	32,026
		146,403
TOTAL HEALTH CARE		484,695
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.1%
Goodrich Corp.	485,800	41,550
Precision Castparts Corp.	347,900	51,204
Textron, Inc.	1,256,900	34,426
		127,180
Building Products - 0.5%
Armstrong World Industries, Inc.	591,400	27,364
Construction & Engineering - 0.8%
Fluor Corp.	612,200	45,095
Electrical Equipment - 1.7%
Cooper Industries PLC Class A	577,700	37,493
Polypore International, Inc. (a)	384,800	22,157
Regal-Beloit Corp.	531,500	39,241
		98,891
Industrial Conglomerates - 1.3%
General Electric Co.	4,026,600	80,733
Machinery - 3.7%
Caterpillar, Inc.	579,600	64,538
Danaher Corp.	790,900	41,048
Fiat Industrial SpA (a)	1,152,600	16,541
Ingersoll-Rand Co. Ltd.	1,282,800	61,972
Pall Corp.	608,200	35,038
		219,137
Professional Services - 0.3%
IHS, Inc. Class A (a)	212,400	18,851
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 3.4%
CSX Corp.	932,500	$ 73,295
Union Pacific Corp.	1,327,900	130,572
		203,867
TOTAL INDUSTRIALS		821,118
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 4.3%
Alcatel-Lucent SA sponsored ADR (a)(d)	11,216,800	65,170
HTC Corp.	1,042,000	40,752
Juniper Networks, Inc. (a)	1,144,100	48,144
QUALCOMM, Inc.	1,863,700	102,187
		256,253
Computers & Peripherals - 4.0%
Apple, Inc. (a)	692,900	241,439
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	2,133,638	116,049
Arrow Electronics, Inc. (a)	448,200	18,771
		134,820
Internet Software & Services - 4.9%
Baidu.com, Inc. sponsored ADR (a)	478,300	65,915
eBay, Inc. (a)	3,574,900	110,965
Facebook, Inc. Class B (a)	222,828	5,571
Google, Inc. Class A (a)	157,800	92,504
TelecityGroup PLC (a)	1,978,700	16,135
		291,090
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	239,400	19,487
Fidelity National Information Services, Inc.	478,100	15,629
		35,116
Semiconductors & Semiconductor Equipment - 1.5%
GT Solar International, Inc. (a)(d)	3,081,900	32,853
Lam Research Corp. (a)	266,700	15,111
Manz Automation AG (a)(d)	199,400	14,265
Samsung Electronics Co. Ltd.	31,331	26,631
		88,860
Software - 3.6%
Check Point Software Technologies Ltd. (a)	356,200	18,184
Citrix Systems, Inc. (a)	400,100	29,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	201,743	$ 8,046
Oracle Corp.	2,737,100	91,337
Rovi Corp. (a)	303,300	16,272
Solera Holdings, Inc.	614,881	31,420
VMware, Inc. Class A (a)	217,700	17,751
		212,401
TOTAL INFORMATION TECHNOLOGY		1,259,979
MATERIALS - 6.6%
Chemicals - 2.3%
LyondellBasell Industries NV Class A (a)	1,535,279	60,720
Solutia, Inc. (a)	1,914,143	48,619
W.R. Grace & Co. (a)	701,600	26,864
		136,203
Containers & Packaging - 0.1%
Greatview Aseptic Pack Co. Ltd.	11,139,000	7,146
Metals & Mining - 4.2%
Anglo American PLC (United Kingdom)	346,500	17,820
Gerdau SA sponsored ADR (d)	2,329,700	29,121
Goldcorp, Inc.	723,000	36,042
Newcrest Mining Ltd.	1,470,132	60,546
United States Steel Corp.	731,000	39,430
Walter Energy, Inc.	483,400	65,467
		248,426
TOTAL MATERIALS		391,775
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,594,600	30,599
UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	272,900	15,042
TOTAL COMMON STOCKS (Cost $4,753,410)		5,845,553
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $25,054)	178,000	$ 28,860
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.16% (b)	80,759,396	80,759
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	91,239,148	91,239
TOTAL MONEY MARKET FUNDS (Cost $171,998)		171,998
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,950,462)		6,046,411
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(101,056)
NET ASSETS - 100%		$ 5,945,355
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 229
Fidelity Securities Lending Cash Central Fund	229
Total	$ 458
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 476,870	$ 476,870	$ -	$ -
Consumer Staples	518,158	502,842	15,316	-
Energy	968,456	968,456	-	-
Financials	907,721	907,721	-	-
Health Care	484,695	452,669	32,026	-
Industrials	821,118	821,118	-	-
Information Technology	1,259,979	1,254,408	-	5,571
Materials	391,775	391,775	-	-
Telecommunication Services	30,599	30,599	-	-
Utilities	15,042	15,042	-	-
Money Market Funds	171,998	171,998	-	-
Total Investments in Securities:	$ 6,046,411	$ 5,993,498	$ 47,342	$ 5,571
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	5,571
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,571
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $4,975,110,000. Net unrealized appreciation aggregated $1,071,301,000, of which $1,169,238,000 related to appreciated investment securities and $97,937,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Fifty®

March 31, 2011

1.799847.107

FIF-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	92,000	$ 7,656,993
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	9,700	679,970
Hotels, Restaurants & Leisure - 4.0%
Starbucks Corp.	764,300	28,240,885
Yum! Brands, Inc.	92,300	4,742,374
		32,983,259
Household Durables - 0.9%
iRobot Corp. (a)	232,813	7,657,220
Media - 3.0%
Sirius XM Radio, Inc. (a)(d)	5,200,000	8,632,000
The Walt Disney Co.	387,161	16,682,767
		25,314,767
Specialty Retail - 3.1%
DSW, Inc. Class A (a)	150,000	5,994,000
TJX Companies, Inc.	400,000	19,892,000
		25,886,000
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	68,000	5,858,200
Fossil, Inc. (a)	129,000	12,080,850
		17,939,050
TOTAL CONSUMER DISCRETIONARY		118,117,259
CONSUMER STAPLES - 4.7%
Personal Products - 4.7%
Estee Lauder Companies, Inc. Class A	401,000	38,640,359
ENERGY - 18.7%
Energy Equipment & Services - 4.5%
Ensco International Ltd. ADR	300,200	17,363,568
Key Energy Services, Inc. (a)	645,000	10,029,750
Noble Corp.	213,000	9,717,060
		37,110,378
Oil, Gas & Consumable Fuels - 14.2%
Brigham Exploration Co. (a)	324,000	12,046,320
Chevron Corp.	260,861	28,024,297
Exxon Mobil Corp.	391,859	32,967,098
Keyera Corp.	425,000	17,233,165
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	241,000	$ 12,847,710
Pioneer Natural Resources Co.	143,000	14,574,560
		117,693,150
TOTAL ENERGY		154,803,528
FINANCIALS - 12.7%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	185,000	20,233,450
Commercial Banks - 3.8%
SVB Financial Group (a)	274,700	15,638,671
The Toronto-Dominion Bank	182,000	16,103,537
		31,742,208
Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	302,209	13,931,835
Insurance - 3.5%
Lincoln National Corp.	957,470	28,762,399
Real Estate Investment Trusts - 1.3%
Equity Residential (SBI)	191,000	10,774,310
TOTAL FINANCIALS		105,444,202
HEALTH CARE - 17.7%
Health Care Equipment & Supplies - 3.0%
Edwards Lifesciences Corp. (a)	227,000	19,749,000
Mako Surgical Corp. (a)	230,000	5,566,000
		25,315,000
Health Care Providers & Services - 2.1%
McKesson Corp.	220,400	17,422,620
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc. (a)	105,000	4,701,900
Illumina, Inc. (a)(d)	179,000	12,542,530
		17,244,430
Pharmaceuticals - 10.5%
Novo Nordisk AS Series B	250,000	31,383,717
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	260,000	$ 20,675,200
Valeant Pharmaceuticals International, Inc. (Canada)	700,000	34,938,641
		86,997,558
TOTAL HEALTH CARE		146,979,608
INDUSTRIALS - 8.0%
Industrial Conglomerates - 2.3%
General Electric Co.	959,600	19,239,980
Machinery - 1.2%
Greenbrier Companies, Inc. (a)	363,000	10,301,940
Road & Rail - 4.5%
CSX Corp.	248,000	19,492,800
Union Pacific Corp.	178,000	17,502,740
		36,995,540
TOTAL INDUSTRIALS		66,537,460
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 5.7%
Alcatel-Lucent SA sponsored ADR (a)(d)	6,475,000	37,619,750
Juniper Networks, Inc. (a)	53,000	2,230,240
QUALCOMM, Inc.	139,191	7,631,843
		47,481,833
Computers & Peripherals - 3.0%
Apple, Inc. (a)	70,726	24,644,475
Internet Software & Services - 3.6%
eBay, Inc. (a)	965,673	29,974,490
Semiconductors & Semiconductor Equipment - 4.9%
Avago Technologies Ltd.	173,000	5,380,300
Skyworks Solutions, Inc. (a)	551,000	17,863,420
Teradyne, Inc. (a)	985,000	17,542,850
		40,786,570
Software - 4.5%
Informatica Corp. (a)	363,000	18,959,490
Intuit, Inc. (a)	345,700	18,356,670
		37,316,160
TOTAL INFORMATION TECHNOLOGY		180,203,528
Common Stocks - continued
	Shares	Value
UTILITIES - 0.9%
Electric Utilities - 0.9%
Southern Co.	188,000	$ 7,164,680
TOTAL COMMON STOCKS (Cost $754,681,748)		817,890,624
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.16% (b)	12,925,412	12,925,412
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,686,500	22,686,500
TOTAL MONEY MARKET FUNDS (Cost $35,611,912)		35,611,912
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $790,293,660)		853,502,536
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(24,215,169)
NET ASSETS - 100%		$ 829,287,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,191
Fidelity Securities Lending Cash Central Fund	13,605
Total	$ 47,796
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,117,259	$ 118,117,259	$ -	$ -
Consumer Staples	38,640,359	38,640,359	-	-
Energy	154,803,528	154,803,528	-	-
Financials	105,444,202	105,444,202	-	-
Health Care	146,979,608	115,595,891	31,383,717	-
Industrials	66,537,460	66,537,460	-	-
Information Technology	180,203,528	180,203,528	-	-
Utilities	7,164,680	7,164,680	-	-
Money Market Funds	35,611,912	35,611,912	-	-
Total Investments in Securities:	$ 853,502,536	$ 822,118,819	$ 31,383,717	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,562,300
Total Realized Gain (Loss)	(485,017)
Total Unrealized Gain (Loss)	121,001
Cost of Purchases	-
Proceeds of Sales	(2,198,284)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $791,551,359. Net unrealized appreciation aggregated $61,951,177, of which $65,491,568 related to appreciated investment securities and $3,540,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

March 31, 2011

1.799853.107

CII-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
Gentex Corp.	211,679	$ 6,403
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	75,658	6,297
Harley-Davidson, Inc.	162,694	6,913
Tesla Motors, Inc. (a)(d)	121,592	3,368
		16,578
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	15,400	377
Weight Watchers International, Inc.	50,100	3,512
		3,889
Hotels, Restaurants & Leisure - 3.1%
China Lodging Group Ltd. ADR (d)	42,536	744
Chipotle Mexican Grill, Inc. (a)	4,107	1,119
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	14,492	573
Marriott International, Inc. Class A	125,215	4,455
McDonald's Corp.	169,200	12,874
Starbucks Corp.	245,726	9,080
Starwood Hotels & Resorts Worldwide, Inc.	68,645	3,990
		32,835
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	17,362	1,062
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	80,027	14,415
Media - 0.4%
Discovery Communications, Inc. Class C (a)	108,550	3,822
Sun TV Ltd.	73,968	746
		4,568
Multiline Retail - 1.4%
Dollarama, Inc. (a)	162,690	4,986
Dollarama, Inc. (a)(e)	25,900	794
Target Corp.	181,750	9,089
		14,869
Specialty Retail - 2.6%
Lowe's Companies, Inc.	302,055	7,983
Ross Stores, Inc.	74,433	5,294
TJX Companies, Inc.	93,309	4,640
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	91,669	$ 4,412
Vitamin Shoppe, Inc. (a)	146,505	4,956
		27,285
Textiles, Apparel & Luxury Goods - 1.6%
Arezzo Industria E Comercio SA	4,000	56
Coach, Inc.	45,454	2,365
lululemon athletica, Inc. (a)	44,155	3,932
LVMH Moet Hennessy - Louis Vuitton	7,374	1,167
Polo Ralph Lauren Corp. Class A	78,468	9,703
		17,223
TOTAL CONSUMER DISCRETIONARY		139,127
CONSUMER STAPLES - 3.0%
Beverages - 0.7%
The Coca-Cola Co.	109,000	7,232
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	18,300	1,342
Droga Raia SA	41,000	640
Drogasil SA	64,600	505
Walgreen Co.	182,676	7,333
Whole Foods Market, Inc.	59,724	3,936
		13,756
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	55,631	3,223
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	11,534	1,111
Herbalife Ltd.	75,392	6,134
		7,245
TOTAL CONSUMER STAPLES		31,456
ENERGY - 14.3%
Energy Equipment & Services - 7.4%
Aker Solutions ASA	135,281	3,108
Baker Hughes, Inc.	227,910	16,735
Dresser-Rand Group, Inc. (a)	67,000	3,593
Halliburton Co.	469,123	23,381
National Oilwell Varco, Inc.	21,000	1,665
Oceaneering International, Inc. (a)	83,478	7,467
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	21,100	$ 1,607
Schlumberger Ltd.	146,301	13,644
Transocean Ltd. (a)	76,691	5,978
Vantage Drilling Co. (a)	246,600	444
		77,622
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	39,181	3,210
Apache Corp.	8,600	1,126
Concho Resources, Inc. (a)	34,621	3,715
Denbury Resources, Inc. (a)	44,000	1,074
Extract Resources Ltd. (a)	111,088	908
Exxon Mobil Corp.	420,837	35,405
Occidental Petroleum Corp.	142,527	14,893
Pioneer Natural Resources Co.	18,500	1,886
Whiting Petroleum Corp. (a)	137,801	10,121
		72,338
TOTAL ENERGY		149,960
FINANCIALS - 6.1%
Capital Markets - 2.7%
BlackRock, Inc. Class A	44,991	9,044
Charles Schwab Corp.	210,951	3,803
Invesco Ltd.	285,921	7,308
JMP Group, Inc.	30,900	266
Noah Holdings Ltd. ADR (d)	160,550	2,349
T. Rowe Price Group, Inc.	31,800	2,112
The Blackstone Group LP	209,100	3,739
		28,621
Commercial Banks - 1.6%
M&T Bank Corp.	22,270	1,970
Wells Fargo & Co.	480,173	15,221
		17,191
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	69,038	1,234
Diversified Financial Services - 1.4%
CME Group, Inc.	15,858	4,782
JPMorgan Chase & Co.	207,700	9,575
		14,357
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	107,700	$ 2,876
TOTAL FINANCIALS		64,279
HEALTH CARE - 9.9%
Biotechnology - 2.4%
Acorda Therapeutics, Inc. (a)	92,729	2,151
Alexion Pharmaceuticals, Inc. (a)	48,090	4,746
Human Genome Sciences, Inc. (a)	81,900	2,248
Incyte Corp. (a)(d)	185,937	2,947
United Therapeutics Corp. (a)	191,002	12,801
		24,893
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp. (a)	46,338	4,031
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	140,832	7,832
HMS Holdings Corp. (a)	16,000	1,310
Medco Health Solutions, Inc. (a)	54,247	3,047
		12,189
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc. (a)	159,570	7,146
Illumina, Inc. (a)	152,752	10,703
Sequenom, Inc. (a)	19,572	124
		17,973
Pharmaceuticals - 4.2%
Aegerion Pharmaceuticals, Inc.	25,100	416
Novo Nordisk AS Series B	128,055	16,075
Perrigo Co.	114,100	9,073
Valeant Pharmaceuticals International, Inc. (Canada)	381,625	19,048
		44,612
TOTAL HEALTH CARE		103,698
INDUSTRIALS - 16.4%
Aerospace & Defense - 7.1%
Esterline Technologies Corp. (a)	101,651	7,189
Goodrich Corp.	131,221	11,223
Honeywell International, Inc.	165,019	9,853
Precision Castparts Corp.	67,153	9,884
Textron, Inc.	200,600	5,494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc. (a)	31,958	$ 2,679
United Technologies Corp.	339,630	28,750
		75,072
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	27,100	2,009
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	28,200	784
Building Products - 0.3%
A.O. Smith Corp.	36,750	1,629
Lennox International, Inc.	30,978	1,629
		3,258
Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	55,750	1,605
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	97,831	5,031
Electrical Equipment - 2.5%
Acuity Brands, Inc.	53,866	3,151
AMETEK, Inc.	32,265	1,415
Cooper Industries PLC Class A	77,000	4,997
Crompton Greaves Ltd.	147,227	901
Emerson Electric Co.	187,400	10,950
Polypore International, Inc. (a)	58,685	3,379
Regal-Beloit Corp.	26,400	1,949
		26,742
Industrial Conglomerates - 0.7%
3M Co.	73,663	6,887
Machinery - 3.8%
CLARCOR, Inc.	23,000	1,033
Cummins, Inc.	65,400	7,169
Danaher Corp.	162,800	8,449
Flowserve Corp.	16,800	2,164
Ingersoll-Rand Co. Ltd.	59,523	2,876
WABCO Holdings, Inc. (a)	248,031	15,289
Weg SA	225,900	2,975
		39,955
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	25,910	1,656
CoStar Group, Inc. (a)	11,465	719
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	27,401	$ 2,432
Robert Half International, Inc.	52,520	1,607
		6,414
Road & Rail - 0.5%
Union Pacific Corp.	49,968	4,913
TOTAL INDUSTRIALS		172,670
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 5.1%
Cisco Systems, Inc.	224,116	3,844
Juniper Networks, Inc. (a)	255,219	10,740
QUALCOMM, Inc.	715,379	39,224
		53,808
Computers & Peripherals - 7.3%
Apple, Inc. (a)	183,581	63,967
EMC Corp. (a)	152,840	4,058
NetApp, Inc. (a)	128,556	6,194
SanDisk Corp. (a)	43,949	2,026
		76,245
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	17,800	968
HLS Systems International Ltd. (a)	35,224	468
IPG Photonics Corp. (a)	28,970	1,671
Keyence Corp.	7,800	1,997
		5,104
Internet Software & Services - 6.5%
Baidu.com, Inc. sponsored ADR (a)	44,062	6,072
Dice Holdings, Inc. (a)	262,611	3,968
eBay, Inc. (a)	166,000	5,153
Google, Inc. Class A (a)	58,191	34,112
KIT Digital, Inc. (a)	326,462	3,931
The Knot, Inc. (a)	102,338	1,233
Velti PLC (a)(d)	64,559	813
VeriSign, Inc.	177,980	6,445
WebMD Health Corp. (a)	133,286	7,120
		68,847
IT Services - 2.3%
Accenture PLC Class A	196,800	10,818
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	105,600	$ 8,596
Fidelity National Information Services, Inc.	65,000	2,125
Heartland Payment Systems, Inc.	53,740	942
ServiceSource International, Inc.	3,700	45
Visa, Inc. Class A	19,320	1,422
		23,948
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	24,300	957
ARM Holdings PLC sponsored ADR (d)	327,419	9,223
Avago Technologies Ltd.	353,425	10,992
Broadcom Corp. Class A	33,175	1,306
		22,478
Software - 6.4%
ANSYS, Inc. (a)	20,500	1,111
Ariba, Inc. (a)	280,034	9,560
Citrix Systems, Inc. (a)	128,745	9,458
Computer Modelling Group Ltd.	45,600	1,221
Concur Technologies, Inc. (a)	19,551	1,084
Informatica Corp. (a)	42,500	2,220
Intuit, Inc. (a)	39,353	2,090
Kingdee International Software Group Co. Ltd.	2,178,000	1,366
Microsoft Corp.	122,200	3,099
Oracle Corp.	593,871	19,817
RealPage, Inc.	32,204	893
Red Hat, Inc. (a)	53,100	2,410
salesforce.com, Inc. (a)	30,450	4,068
SolarWinds, Inc. (a)	256,175	6,010
VMware, Inc. Class A (a)	33,875	2,762
		67,169
TOTAL INFORMATION TECHNOLOGY		317,599
MATERIALS - 4.5%
Chemicals - 1.3%
CF Industries Holdings, Inc.	30,000	4,104
FMC Corp.	49,273	4,185
The Mosaic Co.	69,777	5,495
		13,784
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Lock & Lock Co. Ltd.	18,480	$ 645
Metals & Mining - 3.1%
Grande Cache Coal Corp. (a)	654,870	6,936
Iluka Resources Ltd.	95,800	1,318
Kenmare Resources PLC (a)	4,056,883	2,885
Major Drilling Group International, Inc.	193,900	3,293
Mirabela Nickel Ltd. (a)	907,705	1,840
Mongolian Mining Corp.	846,000	1,081
Newmont Mining Corp.	141,619	7,730
Teck Resources Ltd. Class B (sub. vtg.)	57,100	3,026
Walter Energy, Inc.	34,200	4,632
		32,741
TOTAL MATERIALS		47,170
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
TIM Participacoes SA sponsored ADR (non-vtg.)	133,700	5,836
TOTAL COMMON STOCKS (Cost $838,919)		1,031,795
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b)	18,570,370	18,570
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,530,139	15,530
TOTAL MONEY MARKET FUNDS (Cost $34,100)		34,100
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $873,019)		1,065,895
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(14,657)
NET ASSETS - 100%		$ 1,051,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $794,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousand)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	109
Total	$ 135
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,127	$ 139,127	$ -	$ -
Consumer Staples	31,456	31,456	-	-
Energy	149,960	149,960	-	-
Financials	64,279	64,279	-	-
Health Care	103,698	87,623	16,075	-
Industrials	172,670	172,670	-	-
Information Technology	317,599	317,599	-	-
Materials	47,170	47,170	-	-
Telecommunication Services	5,836	5,836	-	-
Money Market Funds	34,100	34,100	-	-
Total Investments in Securities:	$ 1,065,895	$ 1,049,820	$ 16,075	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $876,775,000. Net unrealized appreciation aggregated $189,120,000, of which $207,050,000 related to appreciated investment securities and $17,930,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

March 31, 2011

1.799848.107

GII-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Johnson Controls, Inc.	39,500	$ 1,642,015
Automobiles - 0.1%
Porsche Automobil Holding SE rights 4/12/11 (a)	69,900	605,729
Distributors - 0.1%
Li & Fung Ltd.	252,000	1,291,004
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	41,800	1,603,448
McDonald's Corp.	150,500	11,451,545
Yum! Brands, Inc.	84,900	4,362,162
		17,417,155
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	471,400	10,945,908
News Corp. Class A	141,400	2,482,984
Time Warner, Inc.	302,200	10,788,540
Viacom, Inc. Class B (non-vtg.)	82,900	3,856,508
		28,073,940
Multiline Retail - 1.5%
Target Corp.	274,600	13,732,746
Specialty Retail - 3.4%
Home Depot, Inc.	213,700	7,919,722
Lowe's Companies, Inc.	428,700	11,330,541
Staples, Inc.	486,843	9,454,491
TJX Companies, Inc.	39,000	1,939,470
		30,644,224
TOTAL CONSUMER DISCRETIONARY		93,406,813
CONSUMER STAPLES - 11.7%
Beverages - 4.0%
Diageo PLC sponsored ADR	50,700	3,864,354
Dr Pepper Snapple Group, Inc.	67,900	2,523,164
PepsiCo, Inc.	342,100	22,034,661
The Coca-Cola Co.	116,600	7,736,410
		36,158,589
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	170,000	5,834,400
Sysco Corp.	86,500	2,396,050
Walgreen Co.	220,600	8,854,884
		17,085,334
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.2%
Archer Daniels Midland Co.	50,800	$ 1,829,308
Danone	86,017	5,616,951
Kellogg Co.	24,600	1,327,908
Unilever NV unit	76,900	2,411,584
		11,185,751
Household Products - 3.5%
Colgate-Palmolive Co.	71,700	5,790,492
Kimberly-Clark Corp.	79,200	5,169,384
Procter & Gamble Co.	278,200	17,137,120
Reckitt Benckiser Group PLC	70,000	3,594,309
		31,691,305
Personal Products - 0.1%
Beiersdorf AG	19,800	1,207,959
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	51,700	4,187,183
Philip Morris International, Inc.	83,530	5,482,074
		9,669,257
TOTAL CONSUMER STAPLES		106,998,195
ENERGY - 11.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	41,000	3,010,630
Halliburton Co.	18,500	922,040
Weatherford International Ltd. (a)	307,500	6,949,500
		10,882,170
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	285,400	30,660,522
Exxon Mobil Corp.	526,971	44,334,070
Marathon Oil Corp.	44,200	2,356,302
Occidental Petroleum Corp.	52,400	5,475,276
Royal Dutch Shell PLC Class A sponsored ADR	97,900	7,132,994
Suncor Energy, Inc.	159,600	7,156,242
		97,115,406
TOTAL ENERGY		107,997,576
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.3%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	208,200	$ 6,218,934
Credit Suisse Group sponsored ADR	21,300	906,954
Morgan Stanley	132,300	3,614,436
Northern Trust Corp.	87,900	4,460,925
		15,201,249
Commercial Banks - 8.4%
Bank of Montreal	28,200	1,831,531
BB&T Corp.	381,000	10,458,450
HSBC Holdings PLC sponsored ADR	34,700	1,797,460
Standard Chartered PLC (United Kingdom)	112,722	2,922,905
SunTrust Banks, Inc.	98,675	2,845,787
U.S. Bancorp, Delaware	364,500	9,633,735
Wells Fargo & Co.	1,482,030	46,980,352
		76,470,220
Diversified Financial Services - 8.8%
Bank of America Corp.	2,013,235	26,836,423
Citigroup, Inc. (a)	2,463,000	10,886,460
JPMorgan Chase & Co.	921,400	42,476,540
		80,199,423
Insurance - 0.1%
MetLife, Inc.	29,500	1,319,535
Real Estate Investment Trusts - 0.3%
Public Storage	11,000	1,220,010
Weyerhaeuser Co.	51,900	1,276,740
		2,496,750
TOTAL FINANCIALS		175,687,177
HEALTH CARE - 10.8%
Biotechnology - 1.7%
Amgen, Inc. (a)	224,990	12,025,716
Gilead Sciences, Inc. (a)	79,000	3,352,760
		15,378,476
Health Care Providers & Services - 1.8%
McKesson Corp.	109,500	8,655,975
Medco Health Solutions, Inc. (a)	144,700	8,126,352
		16,782,327
Pharmaceuticals - 7.3%
Abbott Laboratories	172,100	8,441,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC sponsored ADR	209,200	$ 8,035,372
Johnson & Johnson	241,700	14,320,725
Merck & Co., Inc.	445,100	14,692,751
Pfizer, Inc.	1,011,000	20,533,410
		66,023,763
TOTAL HEALTH CARE		98,184,566
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	231,800	13,840,778
Precision Castparts Corp.	10,300	1,515,954
The Boeing Co.	93,600	6,919,848
United Technologies Corp.	141,100	11,944,115
		34,220,695
Air Freight & Logistics - 0.9%
FedEx Corp.	26,600	2,488,430
United Parcel Service, Inc. Class B	76,200	5,663,184
		8,151,614
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	33,900	1,265,826
Electrical Equipment - 0.6%
Alstom SA	66,554	3,933,988
Emerson Electric Co.	26,000	1,519,180
		5,453,168
Industrial Conglomerates - 2.3%
General Electric Co.	650,400	13,040,520
Koninklijke Philips Electronics NV unit	186,400	5,996,488
Tyco International Ltd.	32,100	1,437,117
		20,474,125
Machinery - 2.7%
Atlas Copco AB (A Shares)	35,800	951,273
Danaher Corp.	128,900	6,689,910
Ingersoll-Rand Co. Ltd.	346,499	16,739,366
		24,380,549
Professional Services - 0.2%
Bureau Veritas SA	28,500	2,237,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Union Pacific Corp.	48,400	$ 4,759,172
TOTAL INDUSTRIALS		100,942,705
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 4.1%
Cisco Systems, Inc.	1,017,500	17,450,125
HTC Corp.	16,000	625,744
Juniper Networks, Inc. (a)	135,465	5,700,367
QUALCOMM, Inc.	244,900	13,427,867
		37,204,103
Computers & Peripherals - 5.9%
Apple, Inc. (a)	91,000	31,708,950
EMC Corp. (a)	426,100	11,312,955
Hewlett-Packard Co.	253,600	10,389,992
		53,411,897
Electronic Equipment & Components - 0.8%
Corning, Inc.	342,600	7,067,838
Internet Software & Services - 2.2%
eBay, Inc. (a)	178,000	5,525,120
Google, Inc. Class A (a)	25,550	14,977,666
		20,502,786
IT Services - 4.6%
Accenture PLC Class A	67,500	3,710,475
International Business Machines Corp.	99,500	16,225,465
MasterCard, Inc. Class A	46,400	11,679,808
Visa, Inc. Class A	142,000	10,454,040
		42,069,788
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,251,974	3,000,215
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,700	5,197,206
Texas Instruments, Inc.	212,000	7,326,720
		15,524,141
Software - 2.9%
Adobe Systems, Inc. (a)	71,600	2,374,256
Autonomy Corp. PLC (a)	331,347	8,443,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	419,500	$ 10,638,520
Oracle Corp.	137,100	4,575,027
		26,030,923
TOTAL INFORMATION TECHNOLOGY		201,811,476
MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	10,200	919,836
E.I. du Pont de Nemours & Co.	33,518	1,842,484
PPG Industries, Inc.	20,000	1,904,200
Praxair, Inc.	10,000	1,016,000
		5,682,520
Metals & Mining - 0.2%
Nucor Corp.	43,800	2,015,676
TOTAL MATERIALS		7,698,196
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	40,100	2,077,982
UTILITIES - 0.3%
Electric Utilities - 0.2%
PPL Corp.	65,730	1,662,969
Multi-Utilities - 0.1%
National Grid PLC	160,200	1,523,436
TOTAL UTILITIES		3,186,405
TOTAL COMMON STOCKS (Cost $830,187,179)		897,991,091
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	28,200	1,359,240
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	69,900	$ 4,575,891
Volkswagen AG	32,200	5,220,766
		9,796,657
TOTAL PREFERRED STOCKS (Cost $9,710,791)		11,155,897
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $839,897,970)		909,146,988
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,572,990
NET ASSETS - 100%		$ 910,719,978
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,660
Fidelity Securities Lending Cash Central Fund	2,736
Total	$ 8,396
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,562,710	$ 104,562,710	$ -	$ -
Consumer Staples	106,998,195	106,998,195	-	-
Energy	107,997,576	107,997,576	-	-
Financials	175,687,177	175,687,177	-	-
Health Care	98,184,566	98,184,566	-	-
Industrials	100,942,705	100,942,705	-	-
Information Technology	201,811,476	198,811,261	3,000,215	-
Materials	7,698,196	7,698,196	-	-
Telecommunication Services	2,077,982	2,077,982	-	-
Utilities	3,186,405	1,662,969	1,523,436	-
Total Investments in Securities:	$ 909,146,988	$ 904,623,337	$ 4,523,651	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $848,580,632. Net unrealized appreciation aggregated $60,566,356, of which $97,243,439 related to appreciated investment securities and $36,677,083 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864815.103

AGII-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Johnson Controls, Inc.	39,500	$ 1,642,015
Automobiles - 0.1%
Porsche Automobil Holding SE rights 4/12/11 (a)	69,900	605,729
Distributors - 0.1%
Li & Fung Ltd.	252,000	1,291,004
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	41,800	1,603,448
McDonald's Corp.	150,500	11,451,545
Yum! Brands, Inc.	84,900	4,362,162
		17,417,155
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	471,400	10,945,908
News Corp. Class A	141,400	2,482,984
Time Warner, Inc.	302,200	10,788,540
Viacom, Inc. Class B (non-vtg.)	82,900	3,856,508
		28,073,940
Multiline Retail - 1.5%
Target Corp.	274,600	13,732,746
Specialty Retail - 3.4%
Home Depot, Inc.	213,700	7,919,722
Lowe's Companies, Inc.	428,700	11,330,541
Staples, Inc.	486,843	9,454,491
TJX Companies, Inc.	39,000	1,939,470
		30,644,224
TOTAL CONSUMER DISCRETIONARY		93,406,813
CONSUMER STAPLES - 11.7%
Beverages - 4.0%
Diageo PLC sponsored ADR	50,700	3,864,354
Dr Pepper Snapple Group, Inc.	67,900	2,523,164
PepsiCo, Inc.	342,100	22,034,661
The Coca-Cola Co.	116,600	7,736,410
		36,158,589
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	170,000	5,834,400
Sysco Corp.	86,500	2,396,050
Walgreen Co.	220,600	8,854,884
		17,085,334
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.2%
Archer Daniels Midland Co.	50,800	$ 1,829,308
Danone	86,017	5,616,951
Kellogg Co.	24,600	1,327,908
Unilever NV unit	76,900	2,411,584
		11,185,751
Household Products - 3.5%
Colgate-Palmolive Co.	71,700	5,790,492
Kimberly-Clark Corp.	79,200	5,169,384
Procter & Gamble Co.	278,200	17,137,120
Reckitt Benckiser Group PLC	70,000	3,594,309
		31,691,305
Personal Products - 0.1%
Beiersdorf AG	19,800	1,207,959
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	51,700	4,187,183
Philip Morris International, Inc.	83,530	5,482,074
		9,669,257
TOTAL CONSUMER STAPLES		106,998,195
ENERGY - 11.9%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	41,000	3,010,630
Halliburton Co.	18,500	922,040
Weatherford International Ltd. (a)	307,500	6,949,500
		10,882,170
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	285,400	30,660,522
Exxon Mobil Corp.	526,971	44,334,070
Marathon Oil Corp.	44,200	2,356,302
Occidental Petroleum Corp.	52,400	5,475,276
Royal Dutch Shell PLC Class A sponsored ADR	97,900	7,132,994
Suncor Energy, Inc.	159,600	7,156,242
		97,115,406
TOTAL ENERGY		107,997,576
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.3%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	208,200	$ 6,218,934
Credit Suisse Group sponsored ADR	21,300	906,954
Morgan Stanley	132,300	3,614,436
Northern Trust Corp.	87,900	4,460,925
		15,201,249
Commercial Banks - 8.4%
Bank of Montreal	28,200	1,831,531
BB&T Corp.	381,000	10,458,450
HSBC Holdings PLC sponsored ADR	34,700	1,797,460
Standard Chartered PLC (United Kingdom)	112,722	2,922,905
SunTrust Banks, Inc.	98,675	2,845,787
U.S. Bancorp, Delaware	364,500	9,633,735
Wells Fargo & Co.	1,482,030	46,980,352
		76,470,220
Diversified Financial Services - 8.8%
Bank of America Corp.	2,013,235	26,836,423
Citigroup, Inc. (a)	2,463,000	10,886,460
JPMorgan Chase & Co.	921,400	42,476,540
		80,199,423
Insurance - 0.1%
MetLife, Inc.	29,500	1,319,535
Real Estate Investment Trusts - 0.3%
Public Storage	11,000	1,220,010
Weyerhaeuser Co.	51,900	1,276,740
		2,496,750
TOTAL FINANCIALS		175,687,177
HEALTH CARE - 10.8%
Biotechnology - 1.7%
Amgen, Inc. (a)	224,990	12,025,716
Gilead Sciences, Inc. (a)	79,000	3,352,760
		15,378,476
Health Care Providers & Services - 1.8%
McKesson Corp.	109,500	8,655,975
Medco Health Solutions, Inc. (a)	144,700	8,126,352
		16,782,327
Pharmaceuticals - 7.3%
Abbott Laboratories	172,100	8,441,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC sponsored ADR	209,200	$ 8,035,372
Johnson & Johnson	241,700	14,320,725
Merck & Co., Inc.	445,100	14,692,751
Pfizer, Inc.	1,011,000	20,533,410
		66,023,763
TOTAL HEALTH CARE		98,184,566
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	231,800	13,840,778
Precision Castparts Corp.	10,300	1,515,954
The Boeing Co.	93,600	6,919,848
United Technologies Corp.	141,100	11,944,115
		34,220,695
Air Freight & Logistics - 0.9%
FedEx Corp.	26,600	2,488,430
United Parcel Service, Inc. Class B	76,200	5,663,184
		8,151,614
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	33,900	1,265,826
Electrical Equipment - 0.6%
Alstom SA	66,554	3,933,988
Emerson Electric Co.	26,000	1,519,180
		5,453,168
Industrial Conglomerates - 2.3%
General Electric Co.	650,400	13,040,520
Koninklijke Philips Electronics NV unit	186,400	5,996,488
Tyco International Ltd.	32,100	1,437,117
		20,474,125
Machinery - 2.7%
Atlas Copco AB (A Shares)	35,800	951,273
Danaher Corp.	128,900	6,689,910
Ingersoll-Rand Co. Ltd.	346,499	16,739,366
		24,380,549
Professional Services - 0.2%
Bureau Veritas SA	28,500	2,237,556
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Union Pacific Corp.	48,400	$ 4,759,172
TOTAL INDUSTRIALS		100,942,705
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 4.1%
Cisco Systems, Inc.	1,017,500	17,450,125
HTC Corp.	16,000	625,744
Juniper Networks, Inc. (a)	135,465	5,700,367
QUALCOMM, Inc.	244,900	13,427,867
		37,204,103
Computers & Peripherals - 5.9%
Apple, Inc. (a)	91,000	31,708,950
EMC Corp. (a)	426,100	11,312,955
Hewlett-Packard Co.	253,600	10,389,992
		53,411,897
Electronic Equipment & Components - 0.8%
Corning, Inc.	342,600	7,067,838
Internet Software & Services - 2.2%
eBay, Inc. (a)	178,000	5,525,120
Google, Inc. Class A (a)	25,550	14,977,666
		20,502,786
IT Services - 4.6%
Accenture PLC Class A	67,500	3,710,475
International Business Machines Corp.	99,500	16,225,465
MasterCard, Inc. Class A	46,400	11,679,808
Visa, Inc. Class A	142,000	10,454,040
		42,069,788
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,251,974	3,000,215
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,700	5,197,206
Texas Instruments, Inc.	212,000	7,326,720
		15,524,141
Software - 2.9%
Adobe Systems, Inc. (a)	71,600	2,374,256
Autonomy Corp. PLC (a)	331,347	8,443,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	419,500	$ 10,638,520
Oracle Corp.	137,100	4,575,027
		26,030,923
TOTAL INFORMATION TECHNOLOGY		201,811,476
MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	10,200	919,836
E.I. du Pont de Nemours & Co.	33,518	1,842,484
PPG Industries, Inc.	20,000	1,904,200
Praxair, Inc.	10,000	1,016,000
		5,682,520
Metals & Mining - 0.2%
Nucor Corp.	43,800	2,015,676
TOTAL MATERIALS		7,698,196
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	40,100	2,077,982
UTILITIES - 0.3%
Electric Utilities - 0.2%
PPL Corp.	65,730	1,662,969
Multi-Utilities - 0.1%
National Grid PLC	160,200	1,523,436
TOTAL UTILITIES		3,186,405
TOTAL COMMON STOCKS (Cost $830,187,179)		897,991,091
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	28,200	1,359,240
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE	69,900	$ 4,575,891
Volkswagen AG	32,200	5,220,766
		9,796,657
TOTAL PREFERRED STOCKS (Cost $9,710,791)		11,155,897
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $839,897,970)		909,146,988
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,572,990
NET ASSETS - 100%		$ 910,719,978
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,660
Fidelity Securities Lending Cash Central Fund	2,736
Total	$ 8,396
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 104,562,710	$ 104,562,710	$ -	$ -
Consumer Staples	106,998,195	106,998,195	-	-
Energy	107,997,576	107,997,576	-	-
Financials	175,687,177	175,687,177	-	-
Health Care	98,184,566	98,184,566	-	-
Industrials	100,942,705	100,942,705	-	-
Information Technology	201,811,476	198,811,261	3,000,215	-
Materials	7,698,196	7,698,196	-	-
Telecommunication Services	2,077,982	2,077,982	-	-
Utilities	3,186,405	1,662,969	1,523,436	-
Total Investments in Securities:	$ 909,146,988	$ 904,623,337	$ 4,523,651	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $848,580,632. Net unrealized appreciation aggregated $60,566,356, of which $97,243,439 related to appreciated investment securities and $36,677,083 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011